Business and credit concentrations (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Mar. 31, 2022 CNY (¥)	Mar. 31, 2022 USD ($)	Mar. 31, 2021 CNY (¥)	Mar. 31, 2020 CNY (¥)
Supplier | Purchases of raw materials
Concentration Risk
Purchases from suppliers	¥ 32,477	$ 5,123	¥ 40,903	¥ 42,771
Percentage of concentration risks	41	41	54	46
Supplier | Purchases of raw materials | Beijing Jingjing Jiahong
Concentration Risk
Purchases from suppliers			¥ 28,892	¥ 29,960
Percentage of concentration risks			38	32
Supplier | Purchases of raw materials | Beijing Jingjing Jiahong | Maximum
Concentration Risk
Percentage of concentration				10.00%
Supplier | Purchases of raw materials | Guangzhou Paper Biotech Company Limited
Concentration Risk
Purchases from suppliers	¥ 8,864	$ 1,398
Percentage of concentration risks	11	11
Supplier | Purchases of raw materials | Guangzhou Paper Biotech Company Limited | Maximum
Concentration Risk
Percentage of concentration			10.00%	10.00%
Supplier | Purchases of raw materials | China Bright Group Co. Limited
Concentration Risk
Purchases from suppliers	¥ 23,613	$ 3,725	¥ 12,011	¥ 12,811
Percentage of concentration risks	30	30	16	14
Beijing municipality | Customers | Revenue
Concentration Risk
Percentage of concentration	19.70%	19.70%	19.60%	21.20%
Guangdong Province [Domain] | Customers | Revenue
Concentration Risk
Percentage of concentration	63.00%	63.00%	63.70%	62.90%
Zhejiang Province | Customers | Revenue
Concentration Risk
Percentage of concentration	17.30%	17.30%	16.70%	15.90%